Spinoff Transaction - Summary of Former Parent Balances (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Spinoff Transaction [Line Items]
Estimated contractual recoveries	$ 48	$ 0
CER variable toll disputes	98	0
FERC variable toll disputes	44
MP-14 estimated costs (Note 24)	30	$ 0
TC Energy | Gross Asset (Liability)
Spinoff Transaction [Line Items]
Estimated contractual recoveries	56
CER variable toll disputes	114
FERC variable toll disputes	(51)
MP-14 estimated costs (Note 24)	(30)
TC Energy | Former Parent
Spinoff Transaction [Line Items]
Estimated contractual recoveries	48
CER variable toll disputes	98
FERC variable toll disputes	(44)
MP-14 estimated costs (Note 24)	(26)
TC Energy | Net Asset (Liability)
Spinoff Transaction [Line Items]
Estimated contractual recoveries	8
CER variable toll disputes	16
FERC variable toll disputes	(7)
MP-14 estimated costs (Note 24)	$ (4)